Litigation	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Litigation
5.	Legal Proceedings

From time to time and in the course of business, we may become involved in various legal proceedings seeking monetary damages and other relief. The amount of the ultimate liability, if any, from such claims cannot be determined. As of date of this filing, there were no legal claims currently pending or, to our knowledge, threatened against our Company that, in the opinion of our management, would be likely to have a material adverse effect on our financial position, results of operations or cash flows, except as follows:

• On December 11, 2013, the Company was served with a complaint from two Convertible Note Holders and investors in the Company, Lovitt & Hannan, Inc. Salary Deferral Plan FBO J. Thomas Hannan, Attorney at Law 401K Plan and Trust, and Kevin M. Kearney. The Company's former CEO, Scott Lantz, was also named in the suit. On February 21, 2017, the Company signed a settlement agreement with the plaintiffs. Under the terms of the settlement agreement, the Company agreed to pay the plaintiffs $307,000 to settle all claims against the Company, which included the payoff of the two notes outstanding within one (1) week. Upon receipt of all payments, plaintiffs will surrender for cancellation 230,000 of the Company's shares within ten (10) days. The parties agreed that all claims against the Company would be satisfied through such payments and that the matter would be fully resolved. As of June 30, 2018, third-parties had purchased two (2) notes of approximately $80,000, reducing the Company's exposure by $80,000. As of the date of this filing the balance for accrued legal settlement for Hannan vs Sugarmade has been reduced to $227,000, plus interest until the date of complete payoff.

• On August 13, 2019, a lawsuit was filed against the Company for unpaid legal fees of $50,000.00, which originates from the Company’s former chairman and CEO.  The Company was served in or around September 2019.  The Company has filed a response to the underlying complaint to preserve its rights to defend the lawsuit should it become necessary. However, the Company plans to amicably resolve this matter and anticipates that it will be settled and dismissed.

There can be no assurances the ultimate liability relative to these lawsuits will not exceed what is outlined above.

5. Litigation

From time to time and in the course of business, we may become involved in various legal proceedings seeking monetary damages and other relief. The amount of the ultimate liability, if any, from such claims cannot be determined. As of June 30, 2019, there were no legal claims pending or threatened against the Company; the opinion of our management would be likely to have a material adverse effect on our financial position, results of operations or cash flows. However, as of the date of this filing, we were involved in the following legal proceedings.

•	The Company had originally filed a lawsuit in Contra Costa County, California, against Diversified Products Group, Inc. (DPG), including its former employees and chairman of the Company. The named defendants had filed a counterclaim against the Company. As of June 30, 2019, all parties have agreed to settlement terms and are awaiting for defendants’ counsel to file the formal dismissal.

•	On December 11, 2013, the Company was served with a complaint from two Convertible Note Holders and investors in the Company. On February 21, 2017, the Company signed a settlement agreement with the plaintiffs. Under the terms of the settlement agreement, the Company agreed to pay the plaintiffs $227,000 to settle all claims against the Company, which included the payoff of the two notes outstanding within one (1) week. Upon receipt of all payments, plaintiffs will surrender for cancellation 230,000 of the Company's shares within ten (10) days. The parties agreed that all claims against the Company would be satisfied through such payments and that the matter would be fully resolved. Thus far, third-parties had purchased two (2) notes of approximately $80,000, reducing the Company's exposure. As of the date of this filing, there is a remaining balance of $227,000, plus accrued interest.

•	On August 13, 2019, a lawsuit was filed against the Company for unpaid legal fees of $50,000.00, which originates from the Company's former chairman and CEO. The Company was served in or around September 2019. The Company plans to amicably resolve this matter and anticipates that it will be settled and dismissed.

There can be no assurances the ultimate liability relative to these law suits will not exceed what is outlined above.